History and activity of the Company	9 Months Ended
Sep. 30, 2024
History and activity of the company [abstract]
History and activity of the Company

Note 1 - History and activity of the Company:

BBB Foods Inc. is a holding company incorporated in the British Virgin Islands on July 9, 2004 with company number 605635, that directly controls two Scottish entities:

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BBB Foods Limited Partnership, one of the Scottish entities, is the intermediate parent of the following three Mexican companies and owns 99.99% of their respective equity;
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Tiendas Tres B, S. A. de C. V. (“Tiendas Tres B”), the main subsidiary in Mexico, has, as its main activity the sale, purchase, distribution and marketing of all types of products, items and goods, as well as the establishment, and operation of individual stores and distribution centers for the sale of such products;
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Tiendas BBB, S. A. de C. V. (“Tiendas BBB”), the second Mexican company, was originally charted to be a personnel services entity, but such activities were ceased as of April 23, 2021, in connection with the new Labor Outsourcing Reform passed by Mexican Congress to regulate labor subcontracting. Separately, Tiendas BBB entered into a right of use contract in respect of the brand “BBB” with Tiendas Tres B as licensee, pursuant to which royalty payments will be made until 2023 (which royalties are eliminated in the consolidated financial statements); and
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Desarrolladora Tres B, S. A. de C. V., the third Mexican company, is a semi-dormant company of the Group that was originally formed for the purpose of developing certain land, but today is used exclusively to hold title to a small piece of land and to provide certain limited services to other companies of the Group; and
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Lothian Shelf Limited, the second Scottish entity, to comply with Mexican corporate law, is the owner of 0.01% of the equity of each of the preceding three Mexican subsidiaries (all three of which, along with the two Scottish companies are referred to herein collectively as the “Subsidiaries”).

In a stockholders' meeting held on December 31, 2024, BBB Foods Limited Partnership and Lothian Shelf Limited approved the merger of Tiendas BBB and Desarrolladora Tres B into Tiendas Tres B, as the surviving company. This transaction did not have any effect on the accompanying interim condensed consolidated financial statements.

The Subsidiaries currently operate in Mexico (except for BBB Foods Limited Partnership and Lothian Shelf Limited). BBB Foods Inc., collectively with the Subsidiaries, is hereinafter referred to as the “Company”, “BBB Foods”, or the “Group”.

BBB Foods Inc.’s registered office is located at Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands. BBB Foods Inc., as an entity incorporated and existing under the laws of the British Virgin Islands, is not subject to any form of taxation. The Company’s controlling parties are QS BBB, Inc., QS 3B Inc., QS T3B Inc., and Quilvest (Switzerland) Ltd, which are collectively referred to as “QS BBB”, and Bolton Partners LTD, who have joint control over the Company.

The following are the Subsidiaries as of September 30, 2024 and December 31, 2023 over which control is exercised, directly and indirectly:

	% of ownership
Company	September 30, 2024(1)	December 31, 2023(1)	Country	Functional currency	Main activity
BBB Foods Limited Partnership	100%	100%	Scotland	Mexican peso	Intermediate parent
Lothian Shelf Limited	100%	100%	Scotland	Mexican peso	Holding Company
Tiendas Tres B, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Operating company
Tiendas BBB, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Owner of some trademarks
Desarrolladora Tres B, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Owner of a piece of land

Company listing on NYSE, and Payment of Promissory Notes and Convertible Notes

On February 8, 2024, BBB Foods listed its Class A common shares on the New York Stock Exchange in connection with its Initial Public Offering (“IPO”) and on February 13, 2024, BBB Foods received net proceeds of Ps.7,812,065 from the IPO, net of underwriting discount and incremental and direct costs. The Company used the proceeds to repay in full the Promissory Notes and Convertible Notes (See Notes 9 and 10).

Additionally, certain of the Company’s stockholders sold an additional 5,610,098 Class A common shares at an initial public offering price of US$17.50 per share, and on February 15, 2024, certain stockholders sold an additional 5,049,088 Class A common shares at US$17.50 per share pursuant to the exercise of the underwriters’ over-allotment option. The Company did not receive any proceeds from the sale of Class A common shares.

Hurricane Otis

On October 25, 2023, Hurricane Otis struck the city of Acapulco, Mexico where the Company operated 54 stores as of such date. During the aftermath of the hurricane, 51 stores were temporarily closed; however, as of November 22, 2024, the Company had reopened 50 stores. The Company had fixed costs of Ps. 11,818 on the closed stores mainly due to payments of rent, utilities, wages and salaries.

As a result of the impact of Hurricane Otis, the Company recognized Ps. 42,422 in impairment losses as other expenses for the year ended December 31, 2023 due to damages to properties, furniture, equipment, and lease-hold improvements resulting from the hurricane and related events. In addition, the Company recognized Ps. 7,598 as sales expenses for the year ended December 31, 2023 in connection with cash losses due to theft, debris removal and equipment repairs. Finally, the Company also recognized Ps. 30,409 in cost of sales for the year ended December 31, 2023 as a result of inventory write down.

The Company holds insurance coverage relating to the damages from Hurricane Otis, which maximum liability limit amounts to US$3,586,750 (Ps. 63,197) for this specific event. However, this amount has not been recognized as an asset, since represents a contingent asset to Tiendas Tres B (the recovery is not virtually certain). As of November 22, 2024, the Company has not recovered any amount from the insurer.